Accounts Receivable (Details) - Schedule of Impaired trade receivables - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	$ 3,012,792	$ 3,966,086
Total, percentage		100.00%	100.00%
Current [Member]
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	1,354,812	$ 2,305,065
Total, percentage		45.00%	58.10%
1 - 30 days [Member]
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	1,318,353	$ 1,333,789
Total, percentage		43.80%	33.60%
31 - 60 days [Member]
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	67,905	$ 97,110
Total, percentage		2.30%	2.40%
61 - 90 days [Member]
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	3,965	$ 125,456
Total, percentage		0.10%	3.20%
91 and over [Member]
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	$ 267,757	$ 104,666
Total, percentage		8.90%	2.70%